Fair Value Measurements (Asset And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets and Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative asset	$ 2,067	$ 7,395
Derivative liabilities	23,311	24,577
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets and Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative asset	2,067	7,395
Derivative liabilities	$ 23,311	$ 24,577